Income Taxes (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended			15 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2010
Income before income taxes	(56,230)	14,667	37,761	37,761
Computed tax expense at statutory income tax rates	(14,873)	4,107	11,011
Change in enacted tax rates	108	(31)	(1)
Adjustment for prior year immaterial errors	(245)	1,180	0
Change in valuation allowance	1,980	-	-
Stock-based compensation	186	206	319
Rate difference on losses available for carry-back	(9,570)	(532)	0	101
Permanent differences and other	235	163	(32)
Total income tax provision	(13,141)	5,625	11,297	11,297